Parent company only condensed financial information (Details 2) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating expenses
Marketing	¥ (40,133)	$ (5,653)	¥ (37,772)	¥ (38,743)
General and administrative	(9,710)	(1,368)	(11,053)	(11,562)
Income from operations	26,025	3,665	19,723	4,141
Other income/(expense)
Other income/(expense), net	7,496	1,056	(1,555)	(590)
Income/(loss) before tax	31,650	4,457	13,867	(2,580)
Income tax expenses	(8,393)	(1,182)	(4,176)	(1,887)
Net income/(loss)	23,257	3,275	9,691	(4,467)
Net income/(loss) attributable to the Company's ordinary shareholders	24,167	3,403	10,380	(3,560)
Other comprehensive income/(loss):
Foreign currency translation adjustments	1,374	194	7,810	(2,872)
Total comprehensive income/(loss)	24,631	3,469	17,501	(7,339)
Parent company
Operating expenses
Marketing	(4)	(1)	(2)	(4)
General and administrative	(204)	(29)	(331)	(465)
Income from operations	(208)	(30)	(333)	(469)
Other income/(expense)
Income/(loss) from subsidiaries and consolidated VIEs	24,967	3,516	10,667	(2,708)
Other income/(expense), net	(591)	(83)	48	(376)
Income/(loss) before tax	24,168	3,403	10,382	(3,553)
Income tax expenses	(1)		(2)	(7)
Net income/(loss)	24,167	3,403	10,380	(3,560)
Net income/(loss) attributable to the Company's ordinary shareholders	24,167	3,403	10,380	(3,560)
Net income/(loss)	24,167	3,403	10,380	(3,560)
Other comprehensive income/(loss):
Foreign currency translation adjustments	1,862	263	5,131	(2,542)
Total other comprehensive income/(loss)	1,862	263	5,131	(2,542)
Total comprehensive income/(loss)	¥ 26,029	$ 3,666	¥ 15,511	¥ (6,102)